Financial Instruments (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2024 USD ($)
Fair Value Measurements
Equity investments with readily determinable fair values	¥ 2,375,785	¥ 3,107,266
Short-term investments	10,756,143	4,436,057	$ 1,473,586
Investments accounted for at fair values	241,570	490,781
Total	13,373,498	8,034,104
Quoted Prices in Active Market for Identical Assets (Level 1)
Fair Value Measurements
Equity investments with readily determinable fair values	2,375,785	3,107,266
Total	2,375,785	3,107,266
Significant Other Observable Inputs (Level 2)
Fair Value Measurements
Short-term investments	10,756,143	4,436,057
Total	10,756,143	4,436,057
Significant Unobservable Inputs (Level 3)
Fair Value Measurements
Investments accounted for at fair values	241,570	490,781
Total	241,570	490,781
Significant Unobservable Inputs (Level 3) | Certain of equity investments
Fair Value Measurements
Impairment charges of certain equity investments without determinable fair value	¥ 1,000,000	¥ 274,200